Taxation (Details) - Schedule of deferred taxes - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Taxation (Details) - Schedule of deferred taxes [Line Items]
Deferred Tax Liabilities	$ (602,228)	$ (239,000)
Deferred Tax Asset	476,363	91,851
Deferred Tax, net	(125,865)	(147,149)
Intangible assets [Member]
Taxation (Details) - Schedule of deferred taxes [Line Items]
Deferred Tax Liabilities	(252,174)	(212,844)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of deferred taxes [Line Items]
Deferred Tax Liabilities	(350,054)
Derivative financial asset [Member]
Taxation (Details) - Schedule of deferred taxes [Line Items]
Deferred Tax Liabilities		(26,156)
Net operating loss [Member]
Taxation (Details) - Schedule of deferred taxes [Line Items]
Deferred Tax Asset	$ 476,363	$ 91,851